Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 33,864	$ 66,837
Accounts receivable	616
Inventory	1,403
Prepaid expenses and other current assets	1,863	764
Total current assets	37,746	67,601
Property and equipment, net	20	25
Deferred tax asset		1,599
Intangible assets, net	58,389	60,900
Goodwill	7,256	7,256
Other assets	301	150
Total assets	103,712	137,531
Current liabilities:
Accounts payable	1,200	1,089
Accrued liabilities	6,958	14,868
Total current liabilities	8,158	15,957
Long-term debt	18,566	18,434
Warrant liability	41,237	11,090
Supply agreement liability, noncurrent	25,921	25,078
Total liabilities	93,882	70,559
Commitments and contingencies (Note 8)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at June 30, 2017 and December 31, 2016	44	44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at June 30, 2017 and December 31, 2016; 35,335,026 shares issued and outstanding at June 30, 2017 and December 31, 2016	353	353
Additional paid-in capital	198,508	195,975
Accumulated deficit	(189,075)	(129,400)
Total stockholders’ equity	9,830	66,972
Total liabilities and stockholders’ equity	$ 103,712	$ 137,531